The basic (loss) income per share coincides with the diluted (loss) income per share, inasmuch as the Company has issued neither preferred shares nor Corporate Notes convertible into common shares. (Details) - ARS ($)
$ / shares in Units, shares in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss)	$ (21,344)	$ (26,704)	$ 24,923
Weighted average number of common shares outstanding	875	875	875
Basic and diluted (loss) income per share – in pesos	$ (24.39)	$ (30.52)	$ 28.47